Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Principal Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to generate cash flows from operations, and the Company’s ability to arrange adequate financing arrangements to support its working capital requirements.

Non-controlling Interests

Non-controlling interests

Non-controlling interests represent the equity interests of MTP and JMC that are not attributable, either directly or indirectly, to the Company. In the July 2023, the non-controlling equity holder exited its investment in MTP. In December 2023, JMC closed dissolution.

As of December 31, 2024 and 2023, the Company did not have outstanding balance of non-controlling interests.

Use of Estimates

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with GAAP. The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable for making judgments that are not readily apparent from other sources.

The most significant estimates with regard to these consolidated financial statements are accounting for the application of the amount and timing of future cash flows associated with each asset that are used to evaluate whether assets are impaired, useful lives of content assets, revenue recognition from contract liabilities, accounting for income taxes, and the amounts recorded as allowances for doubtful accounts.

Functional currency	Functional currency The reporting currency and functional currency of the Company is U.S. dollars (“$”) and the accompanying consolidated financial statements have been expressed in $.
Fair value Measurement

Fair value Measurement

The Company applies ASC Topic 820, Fair Value Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability.

ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Management of the Company considers the carrying amount of cash and cash equivalents, stable coins, taxes receivables, other receivables, other payables and other taxes payable based on the short-term maturity of these instruments to approximate their fair values because of their short-term nature.

Digital assets are classified as level 1 financial assets because the fair value of digital assets is quoted priced in active markets. Warrants were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy (Note 10).

Business combinations

Business combinations

Business combinations are recorded using the acquisition method of accounting. The Company uses a screen test to evaluate whether a transaction should be accounted for as an acquisition and/or disposal of a business versus assets. In order for a purchase to be considered an acquisition of a business, and receive business combination accounting treatment, the set of transferred assets and activities must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, then the set of transferred assets and activities is not a business.

The purchase price of business acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and noncontrolling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Changes in the ownership interest that do not result in a change in control of the subsidiary that is a business are accounted for as equity transactions (i.e., no gain or loss is recognized in earnings) and are accounted for in accordance with ASC 810-10-45-22 through ASC 810-10-45-24. The carrying amount of the noncontrolling interest will be adjusted to reflect the change in the noncontrolling interest’s ownership interest in the subsidiary. Any difference between the amount by which the noncontrolling interest is adjusted and the fair value of the consideration paid or received is recognized in equity/additional paid-in capital and attributed to the equity holders of the parent in accordance with ASC 810-10-45-23.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers highly liquid investments readily convertible into known amounts of cash, with original maturities of 90 days or less from the date of acquisition, as cash equivalents.

Stable coins

Stable coins

The Company’s stable coins primarily consist of USD Coin (“USDC”). USDC is issued by Circle Internet Financial Public Limited Company (“Circle”) that is backed by dollar denominated assets held by the issuer in segregated accounts with U.S. regulated financial institutions. The Company generally redeem one USDC for one U.S. dollar from Matrixport Cactus Custody, its principal market for ETH. Pursuant to definition of financial assets in ASC Master Glossary, USDC is accounted for as a financial instrument because it conveys to the Company a right to receive cash. Because one USDC is pegged to one U.S. dollar, the Company recognized and measured USDC at unit price of US$1.00.

Digital assets

Digital assets

Digital assets (including Ethereum (ETH) and Tether USD (USDT)) are included in current assets in the accompanying consolidated balance sheets.

On December 13, 2023, the FASB issued ASU 2023-08, which addresses the accounting and disclosure requirements for certain cryptocurrencies. The new guidance requires entities to subsequently measure certain cryptocurrencies at fair value, with changes in fair value recorded in net income in each reporting period. Retrospective restatement would not be required or allowed for prior periods. The amendments are effective for all entities for fiscal years beginning after December 15, 2024, including interim periods within those years. Early adoption is permitted. The Company early adopted ASU 2023-08 on January 1, 2023.

ASC 820 defines “principal market” as the market with the greatest volume and level of activity for the asset or liability. The determination of the principal market (and, as a result, the market participants in the principal market) is made from the perspective of the reporting entity. The Company determines Matrixport Cactus Custody as its principal market, as it is one of the earliest and the most trusted sources by users, institutions, and media for comparing thousands of digital assets.

The Company measures the fair value of digital assets on a daily basis, and refers to the daily closing prices published by Matrixport Cactus Custody as the fair value. Gains or losses on exchange of digital assets were computed at the difference of fair value of digital assets on exchange dates and payable due to vendors. As of January 1, 2023, the Company recorded a cumulative-effect adjustment of $30,600 to accumulated deficits. The Company tracks its cost basis of digital assets in accordance with the first-in-first-out (“FIFO”) method of accounting. Refer to Note 6 – Digital Assets, for further information regarding the Company’s impact of the adoption of ASU 2023-08. For the years ended December 31, 2024 and 2023, the Company recorded an increase in fair value of digital assets of $2,238,700 and $1,721,900, respectively.

Before adoption of ASU 2023-08, digital assets were classified as an intangible asset. An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Digital assets are measured on a first-in-first-out (“FIFO”) basis and measured for impairment whenever indicators of impairment are identified based on the intraday low quoted price of digital assets. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the digital assets. Subsequent reversal of impairment losses is not permitted. Digital assets are classified on our balance sheet as a current asset because the Company reasonably assesses that it would sell or exchange digital assets within one year. Impairment of $78,900 of digital assets was recognized for the year ended December 31, 2022.

Purchases of digital assets by the Company, if any, will be included within investing activities in the accompanying consolidated statements of cash flows, while digital assets awarded to the Company through its GameFi and Solo-staking business are non-cash operating activities on the accompanying consolidated statements of cash flows. The sales of digital assets are included within investing activities in the accompanying consolidated statements of cash flows and any realized gains or losses from such sales are included in “realized gain (loss) on exchange of digital assets” in the consolidated statements of operations and comprehensive loss. The Company accounts for its gains or losses in accordance with the first-in first-out method of accounting. For the year ended December 31, 2024, the Company sold all of its digital assets.

Accounts receivable

Accounts receivable

Accounts receivable are recorded at the gross billing amount less an allowance for any uncollectible accounts due from the customers. Accounts receivable do not bear interest.

The Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) to measure expected credit losses of accounts receivable.

The Company maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of income and comprehensive income. The Company assesses collectability by reviewing accounts receivable on aging schedules because the accounts receivable were primarily consisted of online advertising service fees from certain customers. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written-off against the allowance for expected credit loss after management has determined that the likelihood of collection is not probable.

As of December 31, 2024, the Company did not provide expected credit losses against accounts receivable.

Content assets, net

Content assets, net

Content assets are classified as current content assets and non-current content assets, based on their estimated useful lives. Content assets are stated at cost less accumulated amortization and impairment if any. Content assets are amortized in a way which reflect the pattern in which the economic benefits of the content assets are expected to be consumed or otherwise used up. When assets are retired or disposed of, the costs and accumulated amortization are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated Useful Life
Software	12 months
Produced contents	6 – 12 months
Copyrights	12 – 36 months

Long-term investments

Long-term investments

As of December 31, 2024 and 2023, long-term investments represent the Company’s investment in one equity method investee over which the Company has significant influence, and investment in two privately held companies over which the Company neither has control nor significant influence through investments in ordinary shares.

Investment in equity method investee

In accordance with ASC 323, Investments - Equity Method and Joint Ventures, the Company accounts for the investment in privately held companies using equity method, because the Company has significant influence but does not own a majority equity interest or otherwise control over the equity investees.

Under the equity method, the Company initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net income or loss into its consolidated statements of operations. When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee.

The Company continually reviews its investment in the equity investee to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the financial condition, operating performance and the prospects of the equity investee; other company specific information such as recent financing rounds; the geographic region, market and industry in which the equity investee operates; and the length of time that the fair value of the investment is below its carrying value. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

Investment in privately held companies

Equity investments not accounted for using the equity method are carried at fair value with unrealized gains and losses recorded in the consolidated statements of operations, according to ASC 321, Investments - Equity Securities. The Company elected to record the equity investments in privately held companies using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer.

Equity investments in privately held companies accounted for using the measurement alternative are subject to periodic impairment reviews. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of these equity securities, including consideration of the impact of the COVID-19 pandemic. In computing realized gains and losses on equity securities, the Company calculates cost based on amounts paid using the average cost method. Dividend income is recognized when the right to receive the payment is established.

Impairment of long-lived assets

Impairment of long-lived assets

In accordance with ASC Topic 360, the Company reviews long-lived assets or asset group for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets or asset group may not be fully recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. Any impairment write-downs would be treated as permanent reductions in the carrying amounts of the assets and a charge to operations would be recognized.

For the year ended December 31, 2024, the Company provided impairment of $770,800 against investment in equity investees (Note 7).

For the year ended December 31, 2023, the Company did not provide impairment against long-lived assets.

For the year ended December 31, 2022, the Company provided impairment of $888,900 against intangible assets.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

The Company assesses goodwill for impairment on annual basis as of December 31 or if indicators were noted for goodwill impairment. In accordance with ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”) issued by the Financial Accounting Standards Board (“FASB”) guidance on testing of goodwill for impairment, the Company will first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test. If this is the case, the quantitative goodwill impairment test is required. If it is more likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the quantitative goodwill impairment test is not required.

Quantitative goodwill impairment test is used to identify both the existence of impairment and the amount of impairment loss, comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired. If the fair value of the reporting unit is less than its carrying amount, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

In January 2024, the Company recognized goodwill of $2,889,200 arising from business combination of FunVerse and its subsidiary (Note 4). As of December 31, 2024, no impairment was provided against the goodwill.

Revenue Recognition

Revenue Recognition

Membership and top-up streaming services

The Company offers membership streaming services to subscribing members from various countries and the features of the plan, which primarily include access to exclusive and ad-free streaming of short dramas, and accelerated downloads and others. It’s optional for users to subscribe for weekly, monthly or annual membership on the short drama streaming platform. Users can also top up their accounts to acquire in-app coins on our platform, which are then used to continue viewing the short dramas. Users can also earn in-app coins to watch short dramas by completing daily and new user tasks.

Full membership and top-up charges are prepaid before provision of membership and top-up streaming services. The collection of membership and top-up charges are initially recorded as “contract liabilities” on the consolidated balance sheets and revenue is recognized ratably over the membership period and consumption of in-app coins as services are rendered.

Online advertising services

The Company sells advertising services by delivering brand advertising primarily to third-party advertising agencies. The Company provides advertisement placements on its short drama streaming platform in different formats, including but not limited to video, banners, links, logos, brand placement and buttons. The transaction prices are varied according to the scale of impressions and types of the advertisements in the contracts with customers. The contracts have one performance obligation. Revenues are recognized over time. The Company has a right to consideration from the customers in an amount that corresponds directly with the value the Company’s performance obligations completed to date. The Company adopted practical expedient under ASC 606-10-55-18, and recognizes revenues from provision of online advertising services based on amounts invoiced to the customers.

Content licensing business

The Company launched its content licensing business for its self-produced short dramas to certain online media platform in the year ended December 31, 2024. The Company entered into license agreements with third party platform customers, pursuant to which the Company grants license of its self-produced short-dramas to the platforms and allow them to distribute the short dramas for an agreed period of time. The transaction price is comprised of a fixed price and variable price which is calculated at a percentage of the revenues generated by the customers. The Company recognized revenues at fixed price upon granting license to the customers, and will recognize the variable price once the fees are collected. For the year ended December 31, 2024, the Company generated revenues of $898,700 from its content licensing business.

Contract balances

Contract liabilities are recognized if the Company receives consideration prior to satisfying the performance obligations, which include customer advances and deferred revenue under service arrangements.

As of December 31, 2024, the Company had contract liabilities of $2,095,500, which were expected to be recognized as revenues in the twelve months ending December 31, 2025.

Disaggregation of revenue

For the years ended December 31, 2024, 2023 and 2022, the Company disaggregate revenue into three revenue streams, consisting of membership and top-up streaming services, online advertising services and content licensing business, as follows:

	For the Years Ended December 31,
	2024	2023	2022
Membership and top-up streaming services	$31,586,800	$-	$-
Online advertising services	3,698,500	-	-
Content licensing business	898,700	-	-
	$36,184,000	$-	$-

Cost of revenues

Cost of revenues

For the year ended December 31, 2024, the cost of revenues was primarily comprised of platform service fees charged by third party payment processors, amortization of produced contents, software and copyrights which were applied to produce short dramas and other expenses which were directly attributable to producing short dramas. Cost of revenues are recorded in the consolidated statements of operations and comprehensive loss as incurred.

Income Taxes

Income Taxes

As part of the process of preparing the Company’s consolidated financial statements, management estimates income taxes in each of the jurisdictions in which the Company operates. This process involves estimating the Company’s current tax exposure under the most recent tax laws and assessing both permanent and temporary differences resulting from differing treatment of items for tax and US GAAP purposes. The temporary differences result in deferred tax assets and liabilities, which are included in the balance sheet. In assessing the valuation of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income or availability to carry back the losses to taxable income during periods in which those temporary differences become deductible. The Company considered several factors when analyzing the need for a valuation allowance including the Company’s three-year book cumulative loss through December 31, 2024, the financial forecast, and the operation uncertainty of the Company’s new business. Based on this analysis, the Company has concluded that a valuation allowance is necessary for its U.S. and foreign deferred tax assets not supported by either future taxable income or availability of future reversals of existing taxable temporary differences and has recorded a full valuation allowance on its deferred tax assets.

Warrant

Warrant

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter with changes in fair value recognized in the statements of operations in the period of change.

Share-based compensation

Share-based compensation

The Company grants restricted shares to its management and employees. The Company measures the cost of the share options and restricted shares based on the grant date fair value of the awards and recognizes compensation cost over the vesting period, which is generally the requisite service period as required by the option agreement. When no future services are required to be performed by the employee in exchange for an award of equity instruments, the cost of the award is expensed on the grant date. The Company elects to recognize forfeitures when they occur.

Reclassification

Reclassification

Certain items in the financial statements of the comparative period have been reclassified to conform to the financial statements for the current period (Note 3). The reclassification has no impact on the total assets and total liabilities as of December 31, 2023 or on the statements of operations for the years ended December 31, 2023 and 2022.

Going concern

Going concern

For the years ended December 31, 2024, 2023 and 2022, the Company reported net losses of approximately $10.5 million, $4.7 million and $9.3 million, respectively. In addition, the Company had accumulated deficits of approximately $26.3 million and $17.5 million as of December 31, 2024 and 2023, respectively, but the Company had working capital of approximately $9.6 million among which the Company held cash of approximately $8.9 million as of December 31, 2024, which is expected to support our operating and investing activities for the next 12 months.

The Company’s liquidity is based on its ability to generate cash from operating activities and obtain financing from investors to fund its general operations and capital expansion needs. The Company’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenue while controlling operating cost and expenses to generate positive operating cash flows and obtain financing from outside sources.

Given the financial condition of the Company and its operating performance, the Company assesses current working capital is sufficient to meet its obligations for the next 12 months from the issuance date of this report. Accordingly, management continues to prepare the Company’s consolidated financial statements on going concern basis.

Concentration and credit risks

Concentration and credit risks

1) Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of December 31, 2024, approximately $8.9 million were deposited in financial institutions in Singapore, and each bank accounts is insured by the government authority with the maximum limit of S$100,000. To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions in Singapore which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

The risk with respect to accounts receivable and amounts due from related parties is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring processes of outstanding balances.

The Company’s operations are carried out in Singapore. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in Singapore as well as by the general state of the Singapore’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, interest rates and methods of taxation among other factors.

2) Foreign currency risk

Substantially all of the Company’s operating activities that were conducted through the subsidiaries in Singapore and related assets and liabilities are denominated in SGD, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Monetary Authority of Singapore (“MAS”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the MAS or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of SGD is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the MAS market.

3) Concentration risks

Accounts receivable are typically unsecured and derived from goods sold and services rendered to customers, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of customers’ creditworthiness and its ongoing monitoring of outstanding balances. The Company has a concentration of its receivables and revenues with specific customers.

As of December 31, 2024, two customers accounted for 38.3% and 15.7% of accounts receivable, respectively. As of December 31, 2023, the Company had no outstanding accounts receivable.

Recent accounting pronouncements

Recent accounting pronouncements

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. The Company is currently evaluating the impact from the adoption and will adopt the amendments in the first quarter of fiscal year ended December 31, 2025.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting – Improvements to Reportable Segment Disclosures. The amendments improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The purpose of the amendments is to enable investors to better understand an entity’s overall performance and assess potential future cash flows. The ASU is effective for public entities for fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024. The Company assesses that the adoption of these ASUs will not have a material impact on the Company’s consolidated balance sheets, consolidated statements of operations and consolidated statements of cash flows.

Recently issued ASUs by the FASB, except for the ones mentioned above, have no material impact on the Company’s consolidated statements of operations and comprehensive loss or consolidated balance sheets.